Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
U.K. R&D tax credit	$ 9,558	$ 15,232
Prepaid research and development	1,074	3,473
Prepaid insurance	690	1,151
VAT recoverable	793	771
Other current assets	1,979	2,615
Total	$ 14,094	$ 23,242